Income tax note (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of the statutory income tax rate to the effective tax rate
Net Income/(Loss) before recovery of income taxes	$ (51,159,048)	$ (3,206,403)
Expected income tax (recovery)/expense	(13,557,148)	(849,679)
Difference in foreign tax rates	966
Listing expense	10,992,625
Other permanent expenses	2,061,001
Change in tax benefits not recognized	$ 502,556	$ 849,679
Canada
Income tax note
Percentage of statutory income tax rate	26.50%	26.50%